PROPERTY, PLANT AND EQUIPMENT (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Aircraft		Dec. 31, 2017 USD ($) Aircraft	Dec. 31, 2016 USD ($) Aircraft	Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	Except in the case of the Boeing 767 300ER and Boeing 767 300F fleets that consider a lower residual value due to the extension of their useful life to 22 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown. The aircraft with remarketing clause (**) under modality of financial leasing, which are depreciated according to the duration of their contracts, between 12 and 18 years. Its residual values are estimated according to market value at the end of such contracts.
Depreciation expenses	$ 763,923		$ 765,204	$ 744,552
Indirect existing debt	1,633,504		1,087,052
Indirect book value	$ 3,258,950		2,222,620
Frequency of payment	Semi-annual, quarterly and monthly payments of obligations.
Net book value	$ 9,953,365		10,065,335	10,498,149	$ 10,938,657
Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Financial leasing contracts term	12 years
Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Financial leasing contracts term	18 years
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses
Net book value	630,320	[1]	556,822	$ 470,065	$ 1,142,812
Pre-delivery payments to aircraft manufacturers	$ 612,236		$ 543,720
Boeing 767 [Member] | FEDEX [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft leased | Aircraft			1	3
Boeing 767 [Member] | Aerotransportes Mas De Carga S.A. De C.V [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft leased | Aircraft	1
Airbus SAS [Member] | Aircraft Purchase Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of aircraft purchase	The different aircraft purchase contracts and agreements signed with Airbus SAS, there are remaining to receive 51 Airbus aircraft of the A320 family, with deliveries between 2018 and 2024, and 17 Airbus aircraft of the A350 family with dates delivery between 2018 and 2026.
Manufacturers price property, plant and equipment	$ 11,500,000
The Boeing Company [Member] | Aircraft Purchase Contracts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of aircraft purchase	The different aircraft purchase contracts signed with The Boeing Company, there are remaining 8 Boeing 787 Dreamliner aircraft, with delivery dates between 2019 and 2023, and 2 Boeing 777-300 Freighter aircraft, with delivery scheduled for the year 2024.
Manufacturers price property, plant and equipment	$ 2,900,000
Airbus A320 [Member] | Salam Air [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft leased | Aircraft	3
Airbus A320 [Member] | Sundair [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft leased | Aircraft	2
Airbus A350 [Member] | Qatar Air [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft	2
Number of aircraft leased | Aircraft	1

[1]	As of December 31, 2018, includes advances paid to aircraft manufacturers for ThUS$ 612,236 (ThUS$ 543,720 as of December 31, 2017)